EMPLOYEE BENEFITS (Details) - Schedule of liability for short-term - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans Abstract
Profit-sharing and bonuses	[1]	$ 91,153	$ 81,222

[1]	Accounts payables to employees (Note 20 letter b)